Leases - Summary of Components of Lease Costs (Parenthetical) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
Short-term lease cost	¥ 218	$ 30	¥ 274	$ 30	¥ 310	$ 30